Leases (Details) - Schedule of Associated Financial Statement - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Operating lease right-of-use assets, net	$ 21,130	$ 27,880
Liabilities
Operating lease liabilities, current	7,382	9,634
Operating lease liabilities, non-current	$ 13,401	$ 17,507
Weighted average remaining lease term (in years)	5 years 10 months 24 days	5 years 1 month 6 days
Weighted average discount rate (%)	5.82%	5.78%